Schedule of other supplemental information about lease (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average discount rate - operating leases	5.25%	5.25%
Weighted average remaining lease term - operating leases	2 years 10 months	9 months